As filed with the Securities and Exchange Commission on August 22, 2005

                                                             File No. 333-126375


                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.
                                                  --------
                         Post-Effective Amendment No. 2
                                                     ---

                        (Check appropriate box or boxes)


                         PIONEER SHORT TERM INCOME FUND

               (Exact Name of Registrant as Specified in Charter)


                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

Copies to:  David C. Phelan, Esq.
            Wilmer Cutler Pickering Hale and Dorr LLP
            60 State Street
            Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) of the Securities Act of 1933, as amended.

The Registration Statement on Form N-14 (File No. 333-126375) for Pioneer Short Term Income Fund as filed with the Securities and Exchange Commission on July 5, 2005 (Accession No. 0001145443-05-001515) is hereby incorporated by reference into this filing.

PIONEER SHORT TERM INCOME FUND
PRO FORMA
Schedule of Investments (a)
February 28, 2005
(Unaudited)

        Pioneer         AmSouth
       Short Term     Limited Term      Pro Forma
      Income Fund       Bond Fund        Combined
       Principal        Principal       Principal
         Amount          Amount           Amount
         ------          ------           ------
                                                       ASSET BACKED SECURITIES
                                                       Diversified Financials
                                                       Other Diversified Financial Services
 $                    $ 5,000,000     $ 5,000,000      Sears Credit Account Master Trust, 6.75%, 09/16/09
        200,000                           200,000      Volkswagon Auto Loan Trust, 2.94%, 3/22/10

                                                       Total Diversified Financials

                                                       TOTAL ASSET BACKED SECURITIES


                                                       COLLATERALIZED MORTGAGE OBLIGATIONS
        211,557                           211,557      Federal Home Loan Bank, 3.5%, 12/15/10
       1,337,927                        1,337,927      Federal Home Loan Bank, 3.75%, 1/15/11
        204,822                           204,822      Federal Home Loan Bank, 4.0%, 10/15/09
        268,404                           268,404      Federal Home Loan Bank, 4.0%, 12/15/12
        622,698                           622,698      Federal Home Loan Bank, 4.0%, 12/15/16
        366,304                           366,304      Federal Home Loan Bank, 4.0%, 4/15/21
        230,803                           230,803      Federal Home Loan Bank, 4.0%, 4/15/22
        248,478                           248,478      Federal Home Loan Bank, 4.84%, 1/25/12
        150,884                           150,884      Federal Home Loan Bank, 4.5%, 6/15/14
         56,696                            56,696      Federal Home Loan Bank, 5.5%, 6/15/15
        121,512                           121,512      Federal Home Loan Bank, 6.0%, 6/15/23
        114,243                           114,243      Federal Home Loan Bank, 6.0%, 3/25/31
        250,000                           250,000      Federal Home Loan Mortgage Corp., 5.5%, 7/15/17
        724,939                           724,939      Federal National Mortgage Association, 4.0%, 11/25/14



                                                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS


                                                       CORPORATE BONDS
                                                       Materials
                                                       Commodity Chemicals
        250,000                           250,000      Methanex Corp., 7.75%, 8/15/05


                                                       Construction Materials
                        2,500,000       2,500,000      Vulcan Materials Co., 6.40%, 02/01/06


                                                       Diversified Chemical
        200,000                           200,000      Equistar Chemical, LP, 6.5%, 2/15/06


                                                       Paper Packaging
        100,000                           100,000      Abitibi-Consolidated, Inc., 6.95%, 12/15/06
        300,000                           300,000      Bemis Co., Inc., 6.7%, 7/1/05



                                                       Total Materials



                      Pioneer             AmSouth
     % of            Short Term        Limited Term         Pro Forma
  Pro Forma         Income Fund          Bond Fund          Combined
   Combined            Market             Market             Market
  Net Assets           Value               Value              Value
  ----------           -----               -----              -----
    2.26%
    2.26%
    2.26%
                    $                  $ 5,089,500         $ 5,089,500
                        196,130                                196,130
                    --------------------------------------------------
                    $   196,130        $ 5,089,500         $ 5,285,630
                    --------------------------------------------------
                    $   196,130        $ 5,089,500         $ 5,285,630
                    --------------------------------------------------

    2.11%
                    $   211,537        $                   $   211,537
                      1,342,501                              1,342,501
                        205,364                                205,364
                        265,804                                265,804
                        618,111                                618,111
                        365,963                                365,963
                        229,621                                229,621
                        251,708                                251,708
                        151,112                                151,112
                         56,850                                 56,850
                        123,874                                123,874
                        115,625                                115,625
                        255,869                                255,869
                        721,358                                721,358
                    --------------------------------------------------
                    $ 4,915,297        $                   $ 4,915,297
                    --------------------------------------------------
                    $ 4,915,297        $                   $ 4,915,297
                    --------------------------------------------------

   56.80%
    1.47%
    0.11%
                    $   253,750        $                   $   253,750
                    --------------------------------------------------

    1.10%
                    $                  $ 2,570,220         $ 2,570,220
                    --------------------------------------------------

    0.09%
                    $   205,500        $                   $   205,500
                    --------------------------------------------------

    0.17%
                    $   103,000        $                   $   103,000
                        303,227                                303,227
                    --------------------------------------------------
                    $   406,227        $                   $   406,227
                    --------------------------------------------------
                    $   865,477        $ 2,570,220         $ 3,435,697
                    --------------------------------------------------

                                                       Capital Goods
                                                       Aerospace & Defense
        200,000                           200,000      Bombardier Capital, Inc., 6.125%, 6/29/06 (144A)
                        2,000,000       2,000,000      United Technologies Corp., 4.875%, 11/01/06



                                                       Building Products
         75,000                            75,000      Builders Firstsource, Inc., Floating Rate Note, 2/15/12
                          413,000         413,000      Smith Enron, 5.97%, 12/15/06



                                                       Construction, Farm Machinery & Heavy Turcks
                          500,000         500,000      Caterpillar Financial Services Corp., 3.1%, 05/15/07, MTN
                        2,000,000       2,000,000      Caterpillar Financial Services Corp., 2.50%, 10/03/06



                                                       Electrical Component & Equipment
                        2,000,000       2,000,000      Emerson Electric Co., 7.875%, 06/01/05


                                                       Industrial Conglomerates
                          500,000         500,000      3M Co., 4.15%, 06/30/05, MTN

                                                       Total Capital Goods


                                                       Commercial Services & Supplies
                                                       Commercial Printing
                        1,000,000       1,000,000      R.R. Donnelley & Sons, 5.00%, 11/15/06


                                                       Diversified Commercial Services
        200,000                           200,000      Deluxe Corp., 3.5%, 10/1/07

                                                       Total Commercial Services & Supplies


                                                       Transportation
                                                       Airlines
        200,000                           200,000      Southwest Airlines Co., 5.496%, 11/1/06

                                                       Total Transportation


                                                       Automobiles & Components
                                                       Automobile Manufacturers
                        2,000,000       2,000,000      DaimlerChrysler NA Holding Corp., 7.20%, 09/01/09
                        2,000,000       2,000,000      General Motors Acceptance Corp., 6.15%, 04/07/07
        125,000                           125,000      Hertz Corp., 4.7%, 10/2/06

                                                       Total Automobiles & Components


                                                       Consumer Services
                                                       Restaurants
                        3,000,000       3,000,000      McDonald's Corp., 3.87%, 08/15/07

                                                       Total Consumer Services


                                                       Hotels, Restaurants & Leisure
                                                       Hotels, Resorts & Cruise Lines
         75,000                            75,000      Carnival Corp., 3.75%, 11/15/07

                                                       Total Hotels, Restaurants & Leisure


                                                       Media
                                                       Broadcasting & Cable TV
                        1,500,000       1,500,000      Univision Communications, Inc., 2.875%, 10/15/06


                                                       Movies & Entertainment
         70,000                            70,000      AOL Time Warner, Inc., 6.125%, 4/15/06
         85,000                            85,000      Walt Disney Co., 5.375%, 6/1/07


3.30%
0.96%
                 $ 201,500          $                   $   201,500
                                      2,032,500           2,032,500
                 --------------------------------------------------
                 $ 201,500          $ 2,032,500         $ 2,234,000
                 --------------------------------------------------
0.21%
                 $  75,188          $                   $    75,188
                                        414,466             414,466
                 --------------------------------------------------
                 $  75,188          $   414,466         $   489,654
                 --------------------------------------------------
1.05%
                 $                  $   490,966         $   490,966
                                      1,959,426           1,959,426
                 --------------------------------------------------
                 $                  $ 2,450,392         $ 2,450,392
                 --------------------------------------------------
0.87%
                 $                  $ 2,024,374         $ 2,024,374
                 --------------------------------------------------

0.21%
                 $                  $   501,530         $   501,530
                 --------------------------------------------------
                 $ 276,688          $ 7,423,262         $ 7,699,950
                 --------------------------------------------------

0.52%
0.43%
                 $                  $ 1,012,500         $ 1,012,500
                 --------------------------------------------------

0.08%
                 $ 195,740          $                   $   195,740
                 --------------------------------------------------
                 $ 195,740          $ 1,012,500         $ 1,208,240
                 --------------------------------------------------

0.09%
0.09%
                 $ 204,170          $                   $   204,170
                 --------------------------------------------------
                 $ 204,170          $                   $   204,170
                 --------------------------------------------------

1.87%
1.87%
                 $                  $ 2,197,488         $ 2,197,488
                                      2,040,000           2,040,000
                   124,760                                  124,760
                 --------------------------------------------------
                 $ 124,760          $ 4,237,488         $ 4,362,248
                 --------------------------------------------------

1.28%
1.28%
                 $                  $ 2,984,991         $ 2,984,991
                 --------------------------------------------------
                 $                  $ 2,984,991         $ 2,984,991
                 --------------------------------------------------

0.03%
0.03%
                 $  73,985          $                   $    73,985
                 --------------------------------------------------
                 $  73,985          $                   $    73,985
                 --------------------------------------------------

1.57%
0.63%
                 $                  $ 1,471,262         $ 1,471,262
                 --------------------------------------------------

0.07%
                 $  71,745          $                   $    71,745
                    87,166                                   87,166
                 --------------------------------------------------
                 $ 158,911          $                   $   158,911
                 --------------------------------------------------

                                                       Publishing
                        2,000,000       2,000,000      New York Times Co., 4.625%, 06/25/07, MTN

                                                       Total Media


                                                       Retailing
                                                       General Merchandise Stores
                          800,000         800,000      Target Corp., 3.375%, 03/01/08

                                                       Total Retailing


                                                       Food & Drug Retailing
                                                       Food Distributors
                        1,500,000       1,500,000      Sysco Corp., 4.75%, 07/30/05
                        1,115,000       1,115,000      Sysco Corp., 7.25%, 04/15/07

                                                       Total Food & Drug Retailing


                                                       Food, Beverage & Tobacco
                                                       Packaged Foods & Meats
                        1,710,000       1,710,000      Hershey Foods Corp., 6.70%, 10/01/05
        170,000                           170,000      Tyson Foods, Inc., 6.625%, 10/17/05
                        3,000,000       3,000,000      Unilever Capital Corp., 6.875%, 11/01/05



                                                       Soft Drinks
                        3,000,000       3,000,000      Bottling Group LLC, 2.45%, 10/16/06
                        1,000,000       1,000,000      Coca-Cola Co., 5.25%, 05/15/07
                        1,000,000       1,000,000      Coca-Cola Co., 2.50%, 09/15/06



                                                       Tobacco
        200,000                           200,000      Altria Group, Inc., 6.375%, 2/1/06

                                                       Total Food, Beverage & Tobacco


                                                       Household & Personal Products
                                                       Household Products
                        2,000,000       2,000,000      Colgate-Palmolive Co., 5.34%, 03/27/06


                                                       Personal Products
                        2,000,000       2,000,000      Gillette Co., 2.50%, 06/01/08
                        1,000,000       1,000,000      Procter & Gamble Co., 3.50%, 12/15/08



                                                       Total Household & Personal Products


                                                       Health Care Equipment & Services
                                                       Health Care Distributors
        150,000                           150,000      Cardinal Health, Inc., 6.0%, 1/15/06


                                                       Health Care Facilities
        145,000                           145,000      HCA, Inc., 7.0%, 7/1/07


                                                       Health Care Services
                        1,000,000       1,000,000      UnitedHealth Group, Inc., 5.20%, 01/17/07
                        1,035,000       1,035,000      UnitedHealth Group, Inc., 3.375%, 08/15/07



                                                       Health Care Supplies
                        1,000,000       1,000,000      Becton, Dickinson and Co., 7.15%, 10/01/09

                                                       Total Health Care Equipment & Services

0.87%
                 $                  $ 2,022,898         $  2,022,898
                 ---------------------------------------------------
                 $ 158,911          $ 3,494,160         $  3,653,071
                 ---------------------------------------------------

0.34%
0.34%
                 $                  $   783,680         $    783,680
                 ---------------------------------------------------
                 $                  $   783,680         $    783,680
                 ---------------------------------------------------

1.16%
1.16%
                 $                  $ 1,509,375         $  1,509,375
                                      1,186,788            1,186,788
                 ---------------------------------------------------
                 $                  $ 2,696,163         $  2,696,163
                 ---------------------------------------------------

4.34%
2.13%
                 $                  $ 1,742,063         $  1,742,063
                   172,803                                   172,803
                                      3,067,653            3,067,653
                 ---------------------------------------------------
                 $ 172,803          $ 4,809,716         $  4,982,519
                 ---------------------------------------------------
2.12%
                 $                  $ 2,936,853         $  2,936,853
                                      1,026,728            1,026,728
                                        980,261              980,261
                 ---------------------------------------------------
                 $                  $ 4,943,842         $  4,943,842
                 ---------------------------------------------------
0.09%
                 $ 204,387          $                   $    204,387
                 ---------------------------------------------------
                 $ 377,190          $ 9,753,558         $ 10,130,748
                 ---------------------------------------------------

2.11%
0.87%
                 $                  $ 2,037,500         $  2,037,500
                 ---------------------------------------------------

1.24%
                 $                  $ 1,917,066         $  1,917,066
                                        978,685              978,685
                 ---------------------------------------------------
                 $                  $ 2,895,751         $  2,895,751
                 ---------------------------------------------------
                 $                  $ 4,933,251         $  4,933,251
                 ---------------------------------------------------

1.48%
0.07%
                 $ 152,249          $                   $    152,249
                 ---------------------------------------------------

0.07%
                 $ 152,198          $                   $    152,198
                 ---------------------------------------------------

0.87%
                 $                  $ 1,021,529         $  1,021,529
                                      1,018,212            1,018,212
                 ---------------------------------------------------
                 $                  $ 2,039,741         $  2,039,741
                 ---------------------------------------------------
0.48%
                 $                  $ 1,111,250         $  1,111,250
                 ---------------------------------------------------
                 $ 304,447          $ 3,150,991         $  3,455,438
                 ---------------------------------------------------

                                                       Pharmaceuticals & Biotechnology
                                                       Pharmaceuticals
                        2,000,000       2,000,000      Abbott Laboratories, 5.40%, 09/15/08
                        1,650,000       1,650,000      Bristol-Myers Squibb Co., 4.75%, 10/01/06
                        2,000,000       2,000,000      Eli Lilly & Co., 5.50%, 07/15/06
                        1,100,000       1,100,000      GlaxoSmithKline Capital PLC, 2.375%, 04/16/07

                                                       Total Pharmaceuticals & Biotechnology


                                                       Banks
                                                       Diversified Banks
        300,000                           300,000      Bank of America Corp., Floating Rate Note, 8/26/05
                        2,000,000       2,000,000      U.S. Bancorp, 2.75%, 03/30/06



                                                       Regional Banks
                        2,000,000       2,000,000      Fifth Third Bank, 2.70%, 01/30/07
                        2,000,000       2,000,000      FleetBoston Financial Corp., 4.875%, 12/01/06
                        2,000,000       2,000,000      National City Bank of Indiana, 2.375%, 08/15/06
                          510,000         510,000      SunTrust Banks, Inc., 6.90%, 07/01/07
                        1,000,000       1,000,000      SunTrust Banks, Inc., 6.25%, 06/01/08



                                                       Thrifts & Mortgage Finance
        200,000                           200,000      Countrywide Home Loan, 3.5%, 12/19/05

                                                       Total Banks


                                                       Diversified Financials
                                                       Asset Management & Custody Banks
                        1,725,000       1,725,000      Northern Trust Co., 6.70%, 09/15/05


                                                       Consumer Finance
                        3,000,000       3,000,000      American Honda Finance, 1.34%, 05/11/07, MTN *
                          403,000         403,000      Boeing Capital Corp., 5.65%, 05/15/06
         70,000                            70,000      Capital One Financial, 7.25%, 05/01/06
                        1,000,000       1,000,000      Diageo Capital PLC, 3.50%, 11/19/07
                        1,000,000       1,000,000      Diageo Finance BV, 3.00%, 12/15/06
                        2,000,000       2,000,000      Ford Motor Credit Co., 6.50%, 01/25/07
                        4,000,000       4,000,000      General Electric Capital Corp., 5.00%, 02/15/07, MTN
                        2,000,000       2,000,000      SLM Corp., Floating Rate Note, 02/01/10
        100,000                           100,000      SLM Corp., Floating Rate Note, 12/15/08
                        3,000,000       3,000,000      Toyota Motor Credit Corp., 5.65%, 01/15/07



                                                       Investment Banking & Brokerage
                        1,500,000       1,500,000      Donaldson, Lufkin & Jenrette, Inc., 6.90%, 10/01/07, MTN
                        3,000,000       3,000,000      Goldman Sachs Group, Inc., 1.72%, 01/09/07, MTN
                        2,500,000       2,500,000      JPMorgan Chase & Co., 7.125%, 02/01/07
                        2,000,000       2,000,000      Lehman Brothers Holdings, Inc., 3.50%, 08/07/08
                        2,000,000       2,000,000      Merrill Lynch & Co., 6.00%, 11/15/04



                                                       Diversified Financial Services
                        1,000,000       1,000,000      Bank of New York, 3.90%, 09/01/07
        100,000                           100,000      ERAC USA Finance Co., 6.625%, 5/15/06 (144A)
         50,000                            50,000      Ford Motor Credit Co., 4.95%, 1/15/08
        125,000                           125,000      Ford Motor Credit Co., 6.875%, 2/1/06
        145,000                           145,000      General Motors Acceptance Corp., 4.5% 7/15/06
        100,000                           100,000      Household Finance Corp., Floating Rate Note, 8/15/08
                        2,000,000       2,000,000      Keycorp, 2.75%, 02/27/07, MTN
                        3,500,000       3,500,000      Morgan Stanley Group, Inc., 6.10%, 04/15/06
                        2,200,000       2,200,000      USAA Capital Corp., 4.00%, 12/10/07, MTN
                        1,000,000       1,000,000      Wells Fargo & Co., 1.61%, 9/15/06 *

 2.95%
 2.95%
                 $                  $  2,088,666        $  2,088,666
                                       1,673,242           1,673,242
                                       2,050,000           2,050,000
                                       1,068,554           1,068,554
                 ---------------------------------------------------
                 $                  $  6,880,462        $  6,880,462
                 ---------------------------------------------------

 4.30%
 0.98%
                 $ 300,429          $                   $    300,429
                                       1,982,366           1,982,366
                 ---------------------------------------------------
                 $ 300,429          $  1,982,366        $  2,282,795
                 ---------------------------------------------------
 3.24%
                 $                  $  1,953,694        $  1,953,694
                                       2,032,500           2,032,500
                                       1,960,000           1,960,000
                                         542,110             542,110
                                       1,063,052           1,063,052
                 ---------------------------------------------------
                 $                  $  7,551,356        $  7,551,356
                 ---------------------------------------------------
 0.09%
                 $ 200,181          $                   $    200,181
                 ---------------------------------------------------
                 $ 500,610          $  9,533,722        $ 10,034,332
                 ---------------------------------------------------

17.93%
 0.75%
                 $                  $  1,753,031        $  1,753,031
                 ---------------------------------------------------

 7.10%
                 $                  $  3,003,750        $  3,003,750
                                         412,068             412,068
                    72,701                                    72,701
                                         985,875             985,875
                                         983,326             983,326
                                       2,061,392           2,061,392
                                       3,890,640           3,890,640
                                       1,980,000           1,980,000
                    99,825                                    99,825
                                       3,093,750           3,093,750
                 ---------------------------------------------------
                 $ 172,526          $ 16,410,801        $ 16,583,327
                 ---------------------------------------------------
 4.79%
                 $                  $  1,596,992        $  1,596,992
                                       3,003,750           3,003,750
                                       2,650,585           2,650,585
                                       1,949,368           1,949,368
                                       1,974,114           1,974,114
                 ---------------------------------------------------
                 $                  $ 11,174,809        $ 11,174,809
                 ---------------------------------------------------
 4.39%
                 $                  $    997,263        $    997,263
                   102,658                                   102,658
                    49,493                                    49,493
                   127,955                                   127,955
                   144,789                                   144,789
                    99,716                                    99,716
                                       1,947,804           1,947,804
                                       3,591,875           3,591,875
                                       2,195,373           2,195,373
                                       1,001,250           1,001,250
                 ---------------------------------------------------
                 $  24,611          $  9,733,565        $ 10,258,176
                 ---------------------------------------------------

                                                       Specialized Finance
         70,000                            70,000      GATX Financial Corp., 6.875%, 12/15/06
                        2,000,000       2,000,000      Premium Asset Trust, 3.37%, 10/08/09 *



                                                       Total Diversified Financials


                                                       Insurance
                                                       Life & Health Insurance
                        3,000,000       3,000,000      Asif Global Finance, 1.51%, 12/11/06 *
                        2,000,000       2,000,000      Hartford Life Global Fund, 3.18%, 09/15/09
                        2,000,000       2,000,000      Nationwide Life Global Funding, 2.75%, 05/15/07
                        1,000,000       1,000,000      Pacific Life Global Funding, 3.75%, 01/15/09
                        2,000,000       2,000,000      Protective Life Secured Trust, 4.00%, 10/07/09
        232,000                           232,000      Provident Co., Inc., 6.375%, 7/15/05



                                                       Multi-Line Insurance
                        3,000,000       3,000,000      Berkshire Hathaway, Inc., 3.375%, 10/15/08
         50,000                            50,000      International Lease Finance Corp., 4.0%, 1/17/06
                        1,000,000       1,000,000      Lowe's Cos., Inc., 6.375%, 12/15/05



                                                       Property & Casualty Insurance
                        2,000,000       2,000,000      Allstate Financial Global Fund, 7.125%, 09/26/05
        225,000                           225,000      Berkley (WR) Corp., 6.25%, 1/15/06
                        2,500,000       2,500,000      St. Paul Cos., Inc., 5.75%, 03/15/07



                                                       Total Insurance


                                                       Real Estate
                                                       Real Estate Investment Trusts
         85,000                            85,000      Crescent Real Estate, 7.5%, 9/15/07

                                                       Total Real Estate


                                                       Software & Services
                                                       Data Processing & Outsourced Services
                        3,000,000       3,000,000      First Data Corp., 4.70%, 11/01/06

                                                       Total Software & Services


                                                       Technology Hardware & Equipment
                                                       Communications Equipment
         50,000                            50,000      Corning Glass, 7.0%, 3/15/07


                                                       Computer Hardware
                        1,000,000       1,000,000      IBM Corp., 3.80% 02/01/08


                                                       Technology Distributors
         50,000                            50,000      Arrow Electronics, Inc., 7.0%, 1/15/07

                                                       Total Technology Hardware & Equipment


                                                       Telecommunication Services
                                                       Integrated Telecommunication Services
         60,000                            60,000      AT&T Corp., 7.5%, 6/1/06
        110,000                           110,000      AT&T Corp., 7.0%,  5/15/05
         70,000                            70,000      AT&T Corp., 7.0%, 11/15/06 (STEP)
                        2,000,000       2,000,000      GTE California, Inc., 7.65%, 03/15/07



                                                       Wireless Telecommunication Services
         50,000                            50,000      AT&T Wireless, 7.35%, 3/1/06
         50,000                            50,000      Cingular Wireless LLC, 5.625%, 12/15/06



                                                       Total Telecommunication Services


 0.89%
                 $  72,774          $                   $     72,774
                                       2,002,500           2,002,500
                 ---------------------------------------------------
                 $  72,774          $  2,002,500        $  2,075,274
                 ---------------------------------------------------
                 $ 769,911          $ 41,074,706        $ 41,844,617
                 ---------------------------------------------------

 8.12%
 4.33%
                 $                  $  3,003,750        $  3,003,750
                                       1,992,500           1,992,500
                                       1,944,302           1,944,302
                                         977,311             977,311
                                       1,957,220           1,957,220
                   233,740                                   233,740
                 ---------------------------------------------------
                 $ 233,740          $  9,875,083        $ 10,108,823
                 ---------------------------------------------------
 1.71%
                 $                  $  2,925,213        $  2,925,213
                    50,125                                    50,125
                                       1,020,619           1,020,619
                 ---------------------------------------------------
                 $  50,125          $  3,945,832        $  3,995,957
                 ---------------------------------------------------
 2.08%
                 $                  $  2,041,570        $  2,041,570
                   227,227                                   227,227
                                       2,577,125           2,577,125
                 ---------------------------------------------------
                 $ 227,227          $  4,618,695        $  4,845,922
                 ---------------------------------------------------
                 $ 511,092          $ 18,439,610        $ 18,950,702
                 ---------------------------------------------------

 0.04%
 0.04%
                 $  87,975          $                   $     87,975
                 ---------------------------------------------------
                 $  87,975          $                   $     87,975
                 ---------------------------------------------------

 1.30%
 1.30%
                 $                  $  3,041,250        $  3,041,250
                 ---------------------------------------------------
                 $                  $  3,041,250        $  3,041,250
                 ---------------------------------------------------

 0.47%
 0.02%
                 $  50,063          $                   $     50,063
                 ---------------------------------------------------

 0.43%
                 $                  $    995,141        $    995,141
                 ---------------------------------------------------

 0.02%
                 $  52,242          $                   $     52,242
                 ---------------------------------------------------
                 $ 102,305          $    995,141        $  1,097,446
                 ---------------------------------------------------

 1.06%
 1.02%
                 $  63,750          $                   $     63,750
                   112,475                                   112,475
                    74,375                                    74,375
                                       2,129,756           2,129,756
                 ---------------------------------------------------
                 $ 250,600          $  2,129,756        $  2,380,356
                 ---------------------------------------------------
 0.04%
                 $  51,746          $                   $     51,746
                    51,457                                    51,457
                 ---------------------------------------------------
                 $ 103,203          $                   $    103,203
                 ---------------------------------------------------
                 $ 353,803          $  2,129,756        $  2,483,559
                 ---------------------------------------------------

                                                       Utilities
                                                       Electric Utilities
                          500,000         500,000      Alabama Power Co., 2.65%, 02/15/06
                        1,000,000       1,000,000      Alabama Power Co., 2.80%, 12/01/06
                          500,000         500,000      Consolidated Edison, Inc., 3.625%, 08/01/08
         80,000                            80,000      Consumers Energy, 6.25%, 9/15/06
        100,000                           100,000      Northern States Power, 2.875%, 8/1/06



                                                       Gas Utilities
        200,000                           200,000      Panhandle Eastern Pipeline, 2.75%, 3/15/07

                                                       Total Utilities


                                                       Government
        200,000                           200,000      Fannie Mae, 2.5%, 7/26/06 (STEP)

                                                       Total Government

                                                       TOTAL CORPORATE BONDS


                                                       U.S. GOVERNMENT
AGENCY OBLIGATIONS 36.36%
                        2,000,000       2,000,000      Federal Farm Credit Bank, 2.70%, 11/24/06
                        5,000,000       5,000,000      Federal Farm Credit Bank, 2.375%, 12/23/05
                       10,000,000      10,000,000      Federal Home Loan Bank, 2.375%, 08/15/06
                        2,000,000       2,000,000      Federal Home Loan Bank, Floating Rate Note, 09/16/05
                        2,000,000       2,000,000      Federal Home Loan Bank, 2.25%, 10/18/05
        100,000                           100,000      Federal Home Loan Bank, 3.1%, 12/15/06
        300,000                           300,000      Federal Home Loan Bank, 3.45%, 1/10/07
        250,000                           250,000      Federal Home Loan Bank, 3.5%, 5/25/12
        161,432                           161,432      Federal Home Loan Bank, 4.5%,  11/1/07
         54,074                            54,074      Federal Home Loan Bank, 5.5%, 4/1/08
         70,204                            70,204      Federal Home Loan Bank, 5.5%, 12/1/08
        200,322                           200,322      Federal Home Loan Bank, 6.5%, 12/01/07
        250,000                           250,000      Federal Home Loan Mortgage Corp., 2.15%, 2/10/06
        250,000                           250,000      Federal Home Loan Mortgage Corp., 3.625%, 2/15/08
        200,000                           200,000      Federal Home Loan Mortgage Corp., 3.75%, 8/3/07
                        6,000,000       6,000,000      Federal Home Loan Mortgage Corp., 3.75%, 08/03/07
        148,483                           148,483      Federal Home Loan Mortgage Corp., 6.0%, 3/1/07
        164,447                           164,447      Federal Home Loan Mortgage Corp., 6.5%, 3/1/11
        267,309                           267,309      Federal Home Loan Mortgage Corp., 6.5%, 7/1/16
         83,903                            83,903      Federal Home Loan Mortgage Corp., 6.5%, 6/1/17
        100,000                           100,000      Federal National Mortgage Association, 2.375%, 11/25/05
        100,000                           100,000      Federal National Mortgage Association, 3%, 9/29/06
                        5,000,000       5,000,000      Federal National Mortgage Association, 3.41%, 08/30/07
        250,000                           250,000      Federal National Mortgage Association, 3.55%, 1/30/07
        150,000                           150,000      Federal National Mortgage Association, 3.3%, 9/14/07
        183,667                           183,667      Federal National Mortgage Association, 5.0%, 12/1/08
        208,690                           208,690      Federal National Mortgage Association, 5.0%, 3/1/09
        134,078                           134,078      Federal National Mortgage Association, 5.0%, 10/1/09
         89,216                            89,216      Federal National Mortgage Association, 5.5%, 1/1/12
         86,069                            86,069      Federal National Mortgage Association, 6.50%, 6/01/16
        222,618                           222,618      Federal National Mortgage Association, 6.5%, 8/1/2017
                        4,000,000       4,000,000      Federal National Mortgage Association, 7.00%, 07/15/05
                           72,857          72,857      Government National Mortgage Association, 7.50%, 04/15/09
                           56,970          56,970      Government National Mortgage Association, 7.50%, 04/15/09
                           43,828          43,828      Government National Mortgage Association, 7.50%, 06/15/09
                          147,371         147,371      Government National Mortgage Association, 7.50%, 08/15/11
                           28,380          28,380      Government National Mortgage Association, 8.00%, 12/15/07
                          134,225         134,225      Government National Mortgage Association, 8.00%, 08/15/08
                          193,229         193,229      Government National Mortgage Association, 8.00%, 11/15/09

  1.00%
  0.92%
                 $                  $     495,731       $     495,731
                                          981,704             981,704
                                          490,625             490,625
                      82,736                                   82,736
                      98,620                                   98,620
                 ----------------------------------------------------
                 $   181,356        $   1,968,060       $   2,149,416
                 ----------------------------------------------------
  0.08%
                 $   194,524        $                   $     194,524
                 ----------------------------------------------------
                 $   375,880        $   1,968,060       $   2,343,940
                 ----------------------------------------------------

  0.08%
                 $   198,239        $                   $     198,239
                 ----------------------------------------------------
                 $   198,239        $                   $     198,239
                 ----------------------------------------------------
                 $ 5,481,183        $ 127,102,970       $ 132,584,153
                 ----------------------------------------------------



                 $                  $   1,966,384       $   1,966,384
                                        4,953,230           4,953,230
                                        9,832,880           9,832,880
                                        2,000,000           2,000,000
                                        1,988,786           1,988,786
                      98,985                                   98,985
                     298,530                                  298,530
                     248,925                                  248,925
                     162,550                                  162,550
                      55,318                                   55,318
                      71,564                                   71,564
                     208,207                                  208,207
                     247,107                                  247,107
                     247,603                                  247,603
                     199,248                                  199,248
                                        5,977,500           5,977,500
                     151,825                                  151,825
                     173,027                                  173,027
                     280,864                                  280,864
                      88,151                                   88,151
                      99,117                                   99,117
                      98,776                                   98,776
                                        4,933,425           4,933,425
                     248,616                                  248,616
                     147,991                                  147,991
                     186,203                                  186,203
                     211,353                                  211,353
                     135,789                                  135,789
                      92,150                                   92,150
                      90,511                                   90,511
                     234,100                                  234,100
                                        4,061,596           4,061,596
                                           76,864              76,864
                                           60,104              60,104
                                           46,239              46,239
                                          156,489             156,489
                                           29,542              29,542
                                          141,104             141,104
                                          204,581             204,581

                          217,500         217,500      Government National Mortgage Association, 8.00%, 04/15/10
                           64,019          64,019      Government National Mortgage Association, 8.00%, 04/15/10
                           71,368          71,368      Government National Mortgage Association, 8.50%, 09/15/09
                           18,963          18,963      Government National Mortgage Association, 8.50%, 12/15/09
        182,642                           182,642      Government National Mortgage Association, 7.0%, 1/15/09
        164,682                           164,682      Government National Mortgage Association, 7.0%, 11/15/13
        194,019                           194,019      Government National Mortgage Association II, 6.0%, 5/20/13
        900,000                           900,000      U.S.Treasury Strip Principal, 0%, 5/15/07
      2,000,000                         2,000,000      U.S. Treasury Notes, 1.625%, 9/30/05
      2,185,000                         2,185,000      U.S. Treasury Notes, 1.875%, 11/30/05
        400,000                           400,000      U.S. Treasury Bonds, 1.875%, 1/31/06
                       11,000,000      11,000,000      U.S. Treasury Notes, 2.00%, 05/15/06
       1,700,000                        1,700,000      U.S. Treasury Notes, 2.25%, 4/30/06
                       26,000,000      26,000,000      U.S. Treasury Notes, 2.25%, 02/15/07
        150,000                           150,000      U.S. Treasury Notes, 3.00%, 12/31/06

                                                       TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS



                                                       FOREIGN GOVERNMENT BOND
                        3,000,000       3,000,000      Province of Ontario, 3.35%, 07/16/07

                                                       TOTAL FOREIGN GOVERNMENT BOND


         Shares           Shares          Shares       MONEY MARKET MUTUAL FUNDS
         ------           ------          ------
                         194,119         194,119       AmSouth Prime Money Market Fund
                             731             731       AmSouth Treasury Reserve Money Market Fund
                          69,578          69,578       Goldman Sachs Financial Square Funds -
                                                       Prime Obligation Fund

                                                       TOTAL MONEY MARKET MUTUAL FUNDS


                                                       TOTAL INVESTMENTS IN SECURITIES


                                                       OTHER ASSETS AND LIABILITIES


                                                       TOTAL NET ASSETS


                                                       Investments at Cost



                                          231,568             231,568
                                           68,160              68,160
                                           76,408              76,408
                                           20,302              20,302
                      191,936                                 191,936
                      174,788                                 174,788
                      202,888                                 202,888
                      830,991                                 830,991
                    1,984,218                               1,984,218
                    2,165,022                               2,165,022
                      395,172                                 395,172
                                       10,835,000          10,835,000
                    1,678,552                               1,678,552
                                       25,361,180          25,361,180
                      148,523                                 148,523
                 ----------------------------------------------------
                 $ 11,848,600       $  73,021,342       $  84,869,942
                 ----------------------------------------------------


   1.27%
                 $                  $   2,955,000       $   2,955,000
                 ----------------------------------------------------
                 $                  $   2,955,000       $   2,955,000
                 ----------------------------------------------------

   0.11%

                 $                  $     194,119       $     194,119
                                              731                 731

                                           69,578              69,578
                 ----------------------------------------------------
                 $                  $     264,428       $     264,428
                 ----------------------------------------------------

  98.91%         $ 22,441,210       $ 208,433,240       $ 230,874,450
                 ----------------------------------------------------

   1.09%         $    690,683       $   1,855,201       $   2,545,884
                 ----------------------------------------------------

 100.00%         $ 23,131,893       $ 210,288,440       $ 233,420,333
                 ====================================================

                 $ 22,553,051       $ 210,039,512       $ 232,592,563
                 ====================================================

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.

STEP Debt obligation initially issued at one coupon which converts to another coupon at a specified date. The rate shown is the rate at the end of the period.

(a) No adjustments are shown to the unaudited pro forma combined schedule of investments due to the fact that upon consumation of the merger. No securities would need to be sold in order for Pioneer Short Term Income Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of the funds from buying or selling securities in the normal course of such fund's business and operations.


         The accompanying notes are an integral part of these pro forma financial statements.

Pioneer Short Term Income Fund
Pro Forma Statement of Assets and Liabilities
February 28, 2005
(unaudited) (Amounts in Thousands, except for per share data)

                                                                Pioneer       AmSouth
                                                              Short Term      Limited
                                                                Income       Term Bond        Pro Forma         Pro Forma
                                                                 Fund          Fund          Adjustments         Combined
ASSETS:
     Investment in securities, at value
     (cost $22,553 and $210,040, respectively)                  $ 22,441      $ 208,433                         $ 230,874
     Cash                                                            694              -                               694
     Receivables -                                                                                                      -
         Fund shares sold                                            945              6                               951
         Dividends, interest and foreign taxes withheld              136          1,943                             2,079
     Other                                                             -             34                                34
                                                                 -------       --------                          --------
             Total assets                                       $ 24,216      $ 210,416                         $ 234,632
                                                                 -------       --------                          --------

LIABILITIES:
     Payables -
         Investment securities purchased                        $  1,037      $       -                         $   1,037
         Fund shares sold                                              -             15                                15
         Dividends                                                     7              -                                 7
     Due to affiliates                                                 8             78                                86
     Accrued expenses                                                 32             35                                67
                                                                 -------       --------                          --------
             Total liabilities                                  $  1,084      $     128                         $   1,212
                                                                 -------       --------                          --------

NET ASSETS:
     Paid-in capital                                            $ 23,332      $ 215,088                         $ 238,420
     Distributions in excess of net investment income                (76)        (1,516)                           (1,592)
     Accumulated net realized loss on investments                    (12)        (1,678)                           (1,690)
     Net unrealized loss on investments                             (112)        (1,606)                           (1,718)
                                                                 -------       --------                          --------
             Total net assets                                   $ 23,132      $ 210,288                         $ 233,420
                                                                 =======       ========                          ========
OUTSTANDING SHARES:
(No par value, unlimited number of shares authorized)
     Class A                                                       1,067          2,356           100  (a)          3,523
                                                                 =======       ========                          ========
     Class B                                                         123          1,616            67  (a)          1,806
                                                                 =======       ========                          ========
     Class C                                                         405              -                               405
                                                                 =======       ========                          ========
     Class I                                                           -         16,431       (16,431) (a)              -
                                                                 =======       ========                          ========
     Class Y                                                         746              -        17,129  (a)         17,875
                                                                 =======       ========                          ========

NET ASSET VALUE PER SHARE:
     Class A                                                    $   9.88      $   10.30                         $    9.88
                                                                 =======       ========                          ========
     Class B                                                    $   9.88      $   10.29                         $    9.88
                                                                 =======       ========                          ========
     Class C                                                    $   9.87      $       -                         $    9.87
                                                                 =======       ========                          ========
     Class I                                                    $      -      $   10.31                         $       -
                                                                 =======       ========                          ========
     Class Y                                                    $   9.89      $       -                         $    9.89
                                                                 =======       ========                          ========

MAXIMUM OFFERING PRICE:
     Class A                                                    $  10.13      $   10.51                         $   10.13
                                                                 =======       ========                          ========

(a) Class A, Class B, and Class I shares of AmSouth Limited Term Bond Fund are exchanged for Class A, B, and Y shares of Pioneer Short Term Income Fund.

Pioneer Short Term Income Fund
Pro Forma Statement of Operations
For the Year Ended February 28, 2005
(unaudited) (Amounts in Thousands)

                                                                Pioneer       AmSouth
                                                              Short Term      Limited
                                                                Income       Term Bond          Pro Forma       Pro Forma
                                                                 Fund*          Fund           Adjustments       Combined
                                                              ----------     ---------         -----------      ---------
INVESTMENT INCOME:
     Interest                                                   $ 494         $  8,826                          $  9,320
                                                                 -----         --------                          --------
                Total investment income                         $ 494         $  8,826                          $  9,320

EXPENSES:
     Management fees                                            $  66         $  1,556        $   (560)(c)      $  1,062
     Transfer agent fees                                            -               59             (59)(c)             -
         Class A                                                    2                -              12 (c)            14
         Class B                                                    2                -              11 (c)            13
         Class C                                                    2                -                                 2
         Class Y                                                    -                -              40 (c)            40
     Shareholder Servicing fees
         Class A                                                    -               72             (72)(c)             -
         Class B                                                    -               48             (48)(c)             -
         Class I                                                    -              306            (306)(c)             -
     Distribution fees
         Class A                                                   22                -              72 (c)            94
         Class B                                                   10              144              46 (c)           200
         Class C                                                   36                -                                36
     Administrative expenses                                       18              542            (343)(c)           217
     Custodian fees                                                18               63             161 (c)           242
     Registration fees                                             42                8                                50
     Professional fees                                             58               60             (60)(a)            58
     Printing                                                      24               19                                43
     Fees and expenses of nonaffiliated trustees                    6               10             (10)(a)             6
     Miscellaneous                                                  6               29                                35
                                                                 -----         --------         -------          --------
             Total expenses                                     $ 312         $  2,916        $ (1,116)         $  2,112
             Less management fees waived by Advisor              (138)            (580)            580 (b)          (138)
                                                                 -----         --------         -------          --------
             Net expenses                                       $ 174         $  2,336        $   (536)         $  1,974
                                                                 -----         --------         -------          --------
                Net investment Income                           $ 320         $  6,490        $    536          $  7,346
                                                                 -----         --------         -------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                    $  (5)        $    388                          $    383
     Change in net unrealized gain (loss) on investments         (131)          (1,606)                           (1,737)
                                                                 -----         --------
         Net gain (loss) on investments                         $(136)        $ (1,218)                         $ (1,354)
                                                                 -----         --------         -------          --------
         Net increase in net assets resulting from operations   $ 184         $  5,272        $    536          $  5,992
                                                                 =====         ========         =======          ========

* Pioneer Short Term Income Fund's semi-annual income and expense information has been annualized to represent a full year of income and expense.
(a) Reflects reduction in expenses due to elimination of duplicate services.
(b) Expense limitation conformed to Pioneer Short Term Income Fund's management contract.
(c) Reflects change in fee structure to conform to Pioneer Short Term Income Fund's management, transfer agent, custody and distribution plan agreements.

Pioneer Short Term Income Fund

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS 2/28/05
(Unaudited)

1. Description of the Fund

Pioneer Short Term Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal. The Fund commenced operations on July 8, 2004. The initial shares outstanding prior to July 8, 2004 ("initial capitalization") were 10,000, 3,334, 3,333, and 3,333 of Class A, Class B, Class C, and Class Y, respectively, and are owned by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund. Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, has agreed to pay all organizational costs of the Fund.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

2. Basis of Combination

The accompanying pro forma combining financial statements, and related notes, are presented to show the effect of the proposed acquisition (the "acquisition") of AmSouth Limited Term Bond Fund by the Fund, as if such acquisition had taken place as of March 1, 2004.

Under the terms of an Agreement and Plan of Reorganization (the "Reorganization") between these two Funds, the combination of the Fund and AmSouth Limited Term Bond Fund will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition of the net assets of AmSouth Limited Term Bond Fund in exchange for shares of the Fund at their net asset values. The accompanying schedules of investments, statements of assets and liabilities and the related statements of operations of the Fund and AmSouth Limited Term Bond Fund have been combined as of and for the most recent semi-annual period ended February 28, 2005. The Fund's investment income and expenses have been annualized based upon the semi-annual shareholder reports dated February 28, 2005 to reflect a full year of data. Following the acquisition, the Fund will be the accounting survivor. All related acquisition costs will be borne by the Advisors.

These pro forma financial statements and related notes should be read in conjunction with the financial statements of the Fund and AmSouth Limited Term Bond Fund included in their semi annual reports to shareowners dated February 28, 2005 and January 31, 2005, respectively. Adjustments have been made to expenses for Pioneer affiliate contractual rates and duplicate services that would not have been incurred if the merger took place on March 1, 2004.

3. Security Valuation

Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. At February 28, 2005 there were no securities fair valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Temporary cash investments are valued at amortized cost.

All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

4. Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Fund that would have been issued at February 28, 2005, in connection with the proposed acquisition. The number of shares assumed to be issued is equal to the net asset value of shares of AmSouth Limited Term Bond Fund, as of February 28, 2005, divided by the net asset value per share of the Fund's shares as of February 28, 2005. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at February 28, 2005:

------------------------------------------------------------------------------------------
                        Shares of         Additional Shares       Total Outstanding Shares
                        The Fund            Assumed Issued            Post-Combination
Class of Shares      Pre-Combination      In Reorganization
------------------------------------------------------------------------------------------
Class A                   1,067                  2,456                      3,523
------------------------------------------------------------------------------------------
Class B                     123                  1,683                      1,806
------------------------------------------------------------------------------------------
Class C                     405                      0                        405
------------------------------------------------------------------------------------------
Class Y                     746                 17,129                     17,875
------------------------------------------------------------------------------------------

5. Federal Income Taxes

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, it will continue to be the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

The identified cost of investments for these funds is substantially the same for both financial and federal income tax purposes. The cost of investments will remain unchanged for the combined Fund.

                                     PART C

                                OTHER INFORMATION
                         PIONEER SHORT TERM INCOME FUND

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Short Term Income Fund (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-114423 and 811-21558) as filed with the Securities and Exchange Commission on December 6, 2004 (Accession No. 0001016964-04-000483), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)   Agreement and Declaration of Trust                                 (1)

(1)(b)   Amendment to Agreement and Declaration of Trust                    (2)

(2)      By-Laws                                                            (2)

(3) Not applicable

(4)      Form of Agreement and Plan of Reorganization                       (4)

(5)      Reference is made to Exhibits (1) and (2) hereof

(6)(a)   Management Contract                                                (2)

(6)(b)   Expense Limitation Agreement                                       (2)

(7)(a)   Underwriting Agreement with Pioneer Funds Distributor, Inc.        (2)

(7)(b)   Dealer Sales Agreement                                             (2)

(8) Not applicable

(9)      Custodian Agreement with Brown Brothers Harriman & Co.             (3)

(10)(a)  Multiple Class Plan Pursuant to Rule 18f-3                         (2)

(10)(b)  Class A Distribution Plan                                          (2)

(10)(c)  Class B Distribution Plan                                          (2)

(10)(d)  Class C Distribution Plan                                          (2)

(11)     Opinion of Counsel (legality of securities being offered)          (4)

(12)     Form of opinion as to tax matters and consent                      (4)

(13)(a)  Investment Company Service Agreement with Pioneering
         Services Corporation                                               (3)

(13)(b)  Administration Agreement with Pioneer Investment Management, Inc.  (3)

(13)(c)  Form of Services Agreement for Class Y Shares                      (5)

(14)     Consent(s) of Independent Registered Public Accounting Firm        (*)

(15) Not applicable

(16)     Powers of Attorney                                                 (4)

(17)(a)  Code of Ethics                                                     (4)

(17)(b)  Form of Proxy Card                                                 (4)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Registration Statement on Form N-1A (File Nos. 333-114423; 811-21558), as filed with the Securities and Exchange Commission on April 13, 2004 (Accession No. 0001286364-04-000008).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-114423; 811-21558), as filed with the Securities and Exchange Commission on July 1, 2004 (Accession no. 0001016964-04-000285).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-114423; 811-21558), as filed with the Securities and Exchange Commission on December 6, 2004 (Accession no. 0001016964-04-000483).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-126375), as filed with the Securities and Exchange Commission on July 5, 2005 (Accession no. 0001145443-05-001515).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-126375), as filed with the Securities and Exchange Commission on August 19, 2005 (Accession no. 0001145443-05-001825).

(*) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the consummation of the reorganization contemplated by this Registration Statement on Form N-14.

(4) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(5) The undersigned Registrant hereby undertakes to file a post-effective amendment to this Registration Statement on Form N-14 containing revised pro forma financial statements, together with an updated consent of the Independent Registered Public Accounting Firm of each of the Registrant and the acquired funds, which pro forma financial statements shall set forth separately, in the pro forma Statement of Operations, Rule 12b-1 and non-Rule 12b-1 fees. Such post-effective amendment will be filed no later than the date on which the proxy statement and prospectus relating to the reorganization contemplated by this Registration Statement is mailed to shareholders. At the time of filing, the pro forma financial statements and all other financial information that is made part of this N-14 will be current for purposes of Rule 3-18 of Regulation S-X.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 22nd day of August, 2005.

                                            Pioneer Short Term Income Fund

                                            By: /s/ Osbert M. Hood
                                            ------------------------------

                                            Osbert M. Hood
                                            Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                  Title                               Date

/s/ John F. Cogan, Jr.     Chairman of the Board, Trustee,     August 22, 2005
----------------------
John F. Cogan, Jr.         and President

/s/ Vincent Nave           Chief Financial Officer,            August 22, 2005
----------------------
Vincent Nave               Principal Accounting Officer,
                           and Treasurer
         *
----------------------
Mary K. Bush               Trustee
         *
----------------------
David R. Bock              Trustee
         *
----------------------
Margaret B.W. Graham       Trustee

/s/ Osbert M. Hood         Trustee                             August 22, 2005
----------------------
Osbert M. Hood
         *
----------------------
Marguerite A. Piret        Trustee
         *
----------------------
Steven K. West             Trustee
         *
----------------------
John Winthrop              Trustee

* By: /s/ Osbert M. Hood                                       August 22, 2005
      --------------------------------
      Osbert M. Hood, Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibit is filed as part of this Registration Statement:

Exhibit No. Description

(14)        Consents of Independent Registered Public Accounting Firm